Income taxes - Reconciliation between tax expense and accounting profit at applicable tax rates (Details) - CNY (¥) ¥ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Reconciliation between tax expense and accounting profit at applicable tax rates
Profit / (loss) before taxation	¥ 145,590	¥ 162,473	¥ 615,546	¥ (1,401,479)
Notional tax on profit before taxation, calculated at the rates applicable to profits in the jurisdictions concerned	39,405	37,145	159,102	63,234
Tax effect of share-based compensation expenses and employee compensation expenses (Note 6(i))	4,067	8,496	16,667	62,590
Tax effect of other non-deductible expenses	751	505	2,413	5,420
Effect of preferential tax treatments on assessable profits of a subsidiary	(4,933)	(10,446)	(15,013)	(29,808)
Tax effect of exempted and non-taxable interest income	(900)	(2,681)	(3,005)	(4,206)
Tax effect of unused tax losses not recognized	12,067	27,995	22,160	55,188
Effect of deductible temporary differences not recognized/(utilized)	2,461	(13,511)	1,932	(13,300)
Income tax expense	¥ 52,918	¥ 47,503	¥ 184,256	¥ 139,118